Debt and Finance Leases - Issuance of Senior Notes (Details) - Recourse Debt - USD ($)	Dec. 31, 2019	May 28, 2019	May 24, 2019	May 14, 2019
Senior Notes due 2029
Debt Instrument [Line Items]
Aggregate principal amount				$ 733,000,000
Interest rate, stated percentage	5.25%		5.25%	5.25%
Senior Notes 2024
Debt Instrument [Line Items]
Interest rate, stated percentage	6.25%
Senior Secured First Lien Notes, Due 2024 and 2029
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,100,000,000
Senior Secured First Lien Notes, Due 2024
Debt Instrument [Line Items]
Aggregate principal amount		$ 600,000,000
Interest rate, stated percentage	3.75%	3.75%
Senior Secured First Lien Notes, Due 2029
Debt Instrument [Line Items]
Aggregate principal amount		$ 500,000,000
Interest rate, stated percentage	4.45%	4.45%